Related Party Transactions - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 104	$ 28
Due from related party	76	55
Advance		50
Investment	132	48
Total	208	153
Directors and Officers of the Company [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	94	21
Related Companies [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 10	$ 7